Loans and Borrowings - Summary of Disclosure of Detailed Information About Loans And Borrowings (Details) S/ in Thousands, $ in Millions			12 Months Ended
	Nov. 06, 2025 USD ($)	Nov. 20, 2020 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Maturity	7	5
Interest rate	8.75%	6.50%
Face value	$ 365	$ 300	S/ 5,133,067	S/ 5,048,548	S/ 5,557,229
Carrying amount			3,532,510	3,619,774	3,761,582
Current carrying amount			316,339	654,233	385,300
Non-current carrying amount			S/ 3,216,171	2,965,541	3,376,282
Banco Davivienda Bank Loan 2026 IBR + 3.500% [Member]
Disclosure of detailed information about borrowings [line items]
Currency			COP
Banco de Occidente Bank Loan 2028 IBR + 4.990% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Face value			S/ 1,459	2,141	3,317
Carrying amount			S/ 1,229	1,631	2,328
Itau Corpbanca Colombia S A Bank Loan 2024 IBR + 3.650% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis			IBR
Interest rate			3.65%
2024 [Member] | Banco de Occidente Bank Loan 2024 IBR +38.520% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			38.52%
Currency			COP
Face value			S/ 0	0	3
Carrying amount			S/ 0	0	3
2024 [Member] | Banco de Occidente Bank Loan 2024 IBR + 3.730% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate basis			IBR
Interest rate			3.73%
Currency			COP
Face value					3,921
Carrying amount					3,350
2024 [Member] | Bancolombia Bank Loan 2024 46.210% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			46.21%
Currency			COP
Face value					3
Carrying amount					3
2024 [Member] | Bancolombia Bank Loan 2024 IBR + 6.430% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate basis			IBR
Interest rate			6.43%
Currency			COP
Face value					9,057
Carrying amount					7,952
2024 [Member] | Bancolombia Bank Loan 2024 IBR + 6.672% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate basis			IBR
Interest rate			6.672%
Currency			COP
Face value					6,017
Carrying amount					5,272
2024 [Member] | Bancolombia Bank Loan 2024 IBR + 7.040% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate basis			IBR
Interest rate			7.04%
Currency			COP
Face value					6,130
Carrying amount					4,854
2024 [Member] | Bancolombia Bank Loan 2024 IBR + 6.600% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate basis			IBR
Interest rate			6.60%
Currency			COP
Face value					1,576
Carrying amount					1,483
2024 [Member] | Itau Corpbanca Colombia S. A. Bank Loan 2024 8.640% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			8.64%
Currency			COP
Face value					4,197
Carrying amount					3,862
2024 [Member] | Itau Corpbanca Colombia S A Bank Loan 2024 IBR + 3.650% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Currency			COP
2024 [Member] | Banco de Credito del Peru Bank Loan 2024 9.700% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			9.70%
Currency			S
Face value					13,106
Carrying amount					12,648
2024 [Member] | Banco de Credito del Peru Bank Loan 2024 6.930% [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			6.93%
Currency			US
Face value					15,367
Carrying amount					15,301
2024 [Member] | Scotiabank Peru S.A.A. Bank Loan 2024 8.500% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			8.50%
Currency			S
Face value					61,700
Carrying amount					60,307
2024 [Member] | Scotiabank Peru S.A.A. Bank Loan 2024 8.700% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			8.70%
Currency			S
Face value					41,126
Carrying amount					40,126
2024 [Member] | Banco ITAU Bank loan 2024 6.950% [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			6.95%
Currency			US
Face value					9,605
Carrying amount					9,578
2024 [Member] | Banco Interamericano de Finanzas 2024 8.450% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			8.45%
Currency			S
Face value					9,376
Carrying amount					9,201
2024 [Member] | Banco Interamericano de Finanzas 2024 7.610% [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Interest rate			7.61%
Currency			US
Face value					7,520
Carrying amount					7,464
2024 [Member] | Banco Interamericano de Finanzas 2024 7.610% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2024
2024 [Member] | Banco Interamericano de Finanzas 2024 8.510% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			8.15%
Currency			S
Face value					5,204
Carrying amount					5,094
2024 [Member] | Banco Interamericano de Finanzas 2024 8.300% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			8.30%
Currency			S
Face value					8,530
Carrying amount					8,373
2024 [Member] | Banco Internacional Del Per SAA 2024 Seven Point Seven Five Zero Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			7.75%
Currency			US
Face value					7,714
Carrying amount					7,656
2024 [Member] | Banco Internacional del Per S.A.A. 2024 7.380 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			7.38%
Currency			US
Face value					7,700
Carrying amount					7,670
2024 [Member] | Banco Internacional del Per S.A.A. 2024 6.830 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			6.83%
Currency			S
Face value				8,269
Carrying amount				8,252
2024 [Member] | Banco Pichincha 2024 7.350 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			7.35%
Currency			S
Face value					29,851
Carrying amount					29,650
2024 [Member] | Banco Citibank Bank Loan 2024 10.060 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2024
Interest rate			10.06%
Currency			S
Face value					31,383
Carrying amount					30,285
2025 [Member] | Banco Davivienda Government Guaranteed Loan 2025 IBR + 1.500% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			1.50%
Currency			COP
Face value			S/ 0	1,442	5,170
Carrying amount			S/ 0	1,357	4,507
2025 [Member] | Banco Davivienda Government Guaranteed Loan 2025 IBR + 1.500% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			1.50%
Currency			COP
Face value			S/ 0	701	1,959
Carrying amount			S/ 0	667	1,734
2025 [Member] | Banco Davivienda Government Guaranteed Loan 2025 IBR + 3.500% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			3.50%
Currency			COP
Face value			S/ 0	1,516	4,079
Carrying amount			S/ 0	1,435	3,546
2025 [Member] | Banco Davivienda Bank Loan 2025 IBR + 5.200% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			5.20%
Currency			COP
Face value			S/ 0	2,272	0
Carrying amount			S/ 0	2,194	0
2025 [Member] | Banco Davivienda Bank Loan 2025 IBR + 4.700% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			4.70%
Currency			COP
Face value			S/ 0	1,120	0
Carrying amount			S/ 0	1,072	0
2025 [Member] | Banco Davivienda Bank Loan 2025 BR + 4.500% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			4.50%
Currency			COP
Face value			S/ 0	2,920	0
Carrying amount			S/ 0	2,735	0
2025 [Member] | Banco Davivienda Bank Loan 2025 IBR + 3.500% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			3.50%
Currency			COP
Face value			S/ 0	2,392	0
Carrying amount			S/ 0	2,142	0
2025 [Member] | Banco Davivienda Bank Loan 2025 IBR + 4.600% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			4.60%
Currency			COP
Face value			S/ 0	836	0
Carrying amount			S/ 0	787	0
2025 [Member] | Banco Davivienda Bank Loan 2025 IBR + 4.600% [Member]
Disclosure of detailed information about borrowings [line items]
Currency			COP
Face value			S/ 0	2,764	0
Carrying amount			S/ 0	2,574	0
2025 [Member] | Banco de Bogota Bank Loan 2025 IBR + 1.680% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			1.68%
Currency			COP
Face value			S/ 0	544	0
Carrying amount			S/ 0	530	0
2025 [Member] | Banco de Bogota Bank Loan 2025 IBR + 4.000% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			4.00%
Currency			COP
Face value			S/ 0	0	183
Carrying amount			S/ 0	0	175
2025 [Member] | Banco de Occidente Bank Loan 2025 IBR + 1.620% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			1.62%
Currency			COP
Face value				285
Carrying amount				280
2025 [Member] | Banco de Occidente Bank Loan 2025 IBR + 2.330% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			2.33%
Currency			COP
Face value				220
Carrying amount				216
2025 [Member] | Banco de Occidente Bank Loan 2025 IBR + 2.970% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			2.97%
Currency			COP
Face value				2,362
Carrying amount				2,086
2025 [Member] | Bancolombia Bank Loan 2025 46.210% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			46.21%
Currency			COP
Face value				2	10
Carrying amount				2	10
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 2.900% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			2.90%
Currency			COP
Face value				4,391
Carrying amount				4,304
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 3.300% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			3.30%
Currency			COP
Face value				5,149
Carrying amount				4,720
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 2.024% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate basis			IBR
Interest rate			2.024%
Currency			COP
Face value				2,807
Carrying amount				2,732
2025 [Member] | Banco de Credito del Peru Bank Loan 2025 7.850% [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			7.85%
Currency			US
Face value				15,368
Carrying amount				15,124
2025 [Member] | Banco de Credito del Peru Bank Loan 2025 7.200% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			7.20%
Currency			S
Face value				16,274
Carrying amount				16,025
2025 [Member] | Scotiabank Peru S.A.A. Bank Loan 2025 5.900% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			5.90%
Currency			S
Face value				20,374
Carrying amount				20,137
2025 [Member] | Scotiabank Peru S.A.A. Bank Loan 2025 6.000% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			6.00%
Currency			S
Face value				20,392
Carrying amount				20,270
2025 [Member] | Scotiabank Peru S.A.A. Bank Loan 2025 6.230% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			6.23%
Currency			S
Face value				40,814
Carrying amount				40,711
2025 [Member] | Scotiabank Peru S.A.A. Bank Loan 2025 5.950% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			5.95%
Currency			S
Face value				20,389
Carrying amount				20,203
2025 [Member] | Banco BBVA Continental 2025 6.500% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			6.50%
Currency			S
Face value				20,620
Carrying amount				20,246
2025 [Member] | Banco BBVA Continental 2025 8.200% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			8.20%
Currency			S
Face value				9,570
Carrying amount				9,524
2025 [Member] | Banco BBVA Continental 2025 6.530% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			6.53%
Currency			S
Face value				9,289
Carrying amount				9,065
2025 [Member] | Banco Interamericano de Finanzas 2025 6.650% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			6.65%
Currency			S
Face value				8,262
Carrying amount				8,212
2025 [Member] | Banco Interamericano de Finanzas 2025 6.200% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			6.20%
Currency			S
Face value				10,718
Carrying amount				10,566
2025 [Member] | Banco Internacional del Per S.A.A. Bank loan 2025 5.950 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			5.95%
Currency			S
Face value				8,196
Carrying amount				8,081
2025 [Member] | Banco Pichincha 2024 6100 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			6.10%
Currency			S
Face value				14,209
Carrying amount				14,174
2025 [Member] | Banco Pichincha 2025 5.900 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			5.90%
Currency			S
Face value				16,222
Carrying amount				16,054
2025 [Member] | Banco Citibank Bank Loan 2025 8.800 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			8.80%
Currency			US
Face value				20,776
Carrying amount				20,517
2025 [Member] | Banco Citibank Bank Loan 2025 8.380 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			8.38%
Currency			US
Face value				39,121
Carrying amount				37,818
2025 [Member] | BancoGNB Bank loan 2025 5.900 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			5.90%
Currency			S
Face value				9,683
Carrying amount				9,559
2025 [Member] | Secured bonds issues Seniornotes 2025 6.500 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			6.50%
Currency			US
Face value				0	237,560
Carrying amount				0	210,837
2025 [Member] | HSBC Mxico Bank loan 2025 12.430 Percentage [Member] | Fixed interest rate [member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2025
Interest rate			12.43%
Currency			MXN
Face value			S/ 0	33,873
Carrying amount			S/ 0	33,011
2026 [Member] | Banco Davivienda Bank Loan 2026 45.930% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			45.93%
Currency			COP
Face value			S/ 5	5	5
Carrying amount			S/ 5	5	5
2026 [Member] | Banco Davivienda Bank Loan 2026 IBR + 3.500% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			3.50%
Face value			S/ 212	1,511	0
Carrying amount			S/ 209	1,402	0
2026 [Member] | Banco Davivienda Bank Loan 2026 IBR + 3.500% [Member]
Disclosure of detailed information about borrowings [line items]
Currency			COP
Face value			S/ 320	1,302	0
Carrying amount			S/ 312	1,196	0
2026 [Member] | Banco Davivienda Bank Loan 2026 IBR + 4.200% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			4.20%
Currency			COP
Face value			S/ 1,140	0	0
Carrying amount			S/ 1,115	0	0
2026 [Member] | Banco Davivienda Bank Loan 2026 IBR + 4.800% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			4.80%
Currency			COP
Face value			S/ 1,346	0	0
Carrying amount			S/ 1,277	0	0
2026 [Member] | Banco Davivienda Bank Loan 2026 IBR + 4.100% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			4.10%
Currency			COP
Face value			S/ 983	0	0
Carrying amount			S/ 907	0	0
2026 [Member] | Banco Davivienda Bank Loan 2026 IBR + 4.300% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			4.30%
Currency			COP
Face value			S/ 1,958	0	0
Carrying amount			S/ 1,804	0	0
2026 [Member] | Banco Davivienda Bank Loan 2026 IBR + 4.200% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			4.20%
Currency			COP
Face value			S/ 1,591	0	0
Carrying amount			S/ 1,524	0	0
2026 [Member] | Banco de Bogota Bank Loan 2026 IBR + 7.000% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			7.00%
Currency			COP
Face value			S/ 1,824	2,350	1,300
Carrying amount			S/ 1,776	2,024	1,228
2026 [Member] | Banco de Bogota Bank Loan 2026 IBR + 1.700% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			1.70%
Currency			COP
Face value			S/ 242	0	0
Carrying amount			S/ 239	0	0
2026 [Member] | Banco de Bogota Bank Loan 2026 IBR + 5.500% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			5.50%
Currency			COP
Face value			S/ 2,111	6,710	13,884
Carrying amount			S/ 2,002	5,935	11,181
2026 [Member] | Banco de Bogota Bank Loan 2026 IBR + 46.230% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			46.23%
Currency			COP
Face value			S/ 26	20	2
Carrying amount			S/ 26	20	2
2026 [Member] | Banco de Occidente Bank Loan 2026 IBR + 2.120% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			2.12%
Currency			COP
Face value			S/ 297
Carrying amount			294
2026 [Member] | Banco de Bogota Bank Loan 2026 46.230% [Member]
Disclosure of detailed information about borrowings [line items]
Face value			4	8	3
Carrying amount			S/ 4	8	3
2026 [Member] | Bancolombia Bank Loan 2026 46.210% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			46.21%
Currency			COP
Face value			S/ 32	24	6
Carrying amount			S/ 32	24	6
2026 [Member] | Bancolombia Bank Loan 2026 46.210% [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
2026 [Member] | Bancolombia Bank Loan 2026 46.210% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate			46.21%
Currency			COP
Face value			S/ 1	5	2
Carrying amount			S/ 1	5	2
2026 [Member] | Bancolombia Bank Loan 2026 IBR + 2.700% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			2.70%
Currency			COP
Face value			S/ 4,543
Carrying amount			S/ 4,455
2026 [Member] | Bancolombia Bank Loan 2026 IBR + 1.500% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			1.50%
Currency			COP
Face value			S/ 383
Carrying amount			S/ 377
2026 [Member] | Bancolombia Bank Loan 2026 IBR + 2.920% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			2.92%
Currency			COP
Face value			S/ 375	4,599
Carrying amount			S/ 371	4,277
2026 [Member] | Bancolombia Bank Loan 2026 39.640% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			39.64%
Currency			COP
Face value			S/ 4	3	1
Carrying amount			S/ 4	3	1
2026 [Member] | Bancolombia Bank Loan 2026 DTF + 3.010% [Member] | Term deposit rate [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			DTF
Interest rate			3.01%
Currency			COP
Face value			S/ 554	1,264	2,353
Carrying amount			S/ 514	1,086	1,883
2026 [Member] | Bancolombia Bank Loan 2026 33.08% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			33.08%
Currency			COP
Face value			S/ 2	2
Carrying amount			S/ 2	2
2026 [Member] | Bancolombia Bank Loan 2026 IBR + 1.500% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			1.50%
Currency			COP
Face value			S/ 3,654
Carrying amount			S/ 3,591
2026 [Member] | Bancolombia Bank Loan 2026 IBR + 3.100% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			3.10%
Currency			COP
Face value			S/ 1,416
Carrying amount			S/ 1,376
2026 [Member] | Bancolombia Bank Loan 2026 IBR + 2.874% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			2.874%
Currency			COP
Face value			S/ 2,931
Carrying amount			S/ 2,847
2026 [Member] | Bancolombia Bank Loan 2026 IBR + 3.140% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			3.14%
Currency			COP
Face value			S/ 1,455
Carrying amount			S/ 1,416
2026 [Member] | Bancolombia Bank Loan 2026 IBR + 2.547% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			2.547%
Currency			COP
Face value			S/ 5,410
Carrying amount			S/ 4,975
2026 [Member] | Bancolombia Bank Loan 2026 IBR + 2.240% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate basis			IBR
Interest rate			2.24%
Currency			COP
Face value			S/ 2,807
Carrying amount			S/ 2,584
2026 [Member] | Banco Citibank Colombia Bank Loan 2026 14.840% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			14.84%
Currency			COP
Face value			S/ 34,576	32,823	12,841
Carrying amount			S/ 32,380	30,812	11,964
2026 [Member] | Banco Citibank Colombia Bank Loan 2026 12.600% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			12.60%
Currency			COP
Face value			S/ 11,763	10,641	35,979
Carrying amount			S/ 10,998	10,641	34,119
2026 [Member] | Banco Citibank Colombia Bank Loan 2026 14.540% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			14.54%
Currency			COP
Face value			S/ 11,816	11,352	12,521
Carrying amount			S/ 11,090	10,630	11,793
2026 [Member] | Banco Citibank Colombia Bank Loan 2026 13.590% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			13.59%
Currency			COP
Face value			S/ 12,971	12,380
Carrying amount			S/ 12,168	11,626
2026 [Member] | Banco Citibank Colombia Bank Loan 2026 12.600% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			12.60%
Currency			COP
Face value			S/ 19,575	18,521	13,963
Carrying amount			S/ 18,311	17,457	13,049
2026 [Member] | Itau Corpbanca Colombia S. A. Bank Loan 2026 45.240% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			45.24%
Currency			COP
Face value			S/ 3	9	75
Carrying amount			S/ 3	9	75
2026 [Member] | Banco de Credito del Peru Bank Loan 2026 4.900% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			4.90%
Currency			S
Face value			S/ 23,271
Carrying amount			S/ 23,024
2026 [Member] | Scotiabank Peru S.A.A. Bank Loan 2026 5.350% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			5.35%
Currency			S
Face value			S/ 20,342
Carrying amount			S/ 20,199
2026 [Member] | Scotiabank Peru S.A.A. Bank Loan 2026 5.400% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			5.40%
Currency			S
Face value			S/ 10,177
Carrying amount			S/ 10,125
2026 [Member] | Banco Interamericano de Finanzas 2026 5.250% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			5.25%
Currency			S
Face value			S/ 5,133
Carrying amount			S/ 5,070
2026 [Member] | HSBC Mxico Bank loan 2026 9.150 Percentage [Member] | Fixed interest rate [member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			9.15%
Currency			MXN
Face value			S/ 57,327
Carrying amount			S/ 52,150
2026 [Member] | Banco Citibank Mexico Bank Loan 2026 10.010 Percentage [Member] | Fixed interest rate [member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2026
Interest rate			10.01%
Currency			MXN
Face value			S/ 24,644
Carrying amount			S/ 20,700
2027 [Member] | Banco Davivienda Government Guaranteed Loan 2027 IBR + 3.750% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2027
Interest rate basis			IBR
Interest rate			3.75%
Currency			COP
Face value			S/ 7,053	13,299	24,286
Carrying amount			S/ 6,535	11,633	19,086
2027 [Member] | Scotiabank Peru S.A.A. Other financing 2027 6.300% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2027
Interest rate			6.30%
Currency			S
Face value			S/ 47,711	60,472	73,234
Carrying amount			S/ 43,269	52,804	61,694
2028 [Member] | Banco Davivienda Government Guaranteed Loan 2028 IBR + 6.800% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2028
Interest rate basis			IBR
Interest rate			6.80%
Currency			COP
Face value			S/ 8,654	11,791	18,498
Carrying amount			S/ 7,008	8,958	12,568
2028 [Member] | Banco de Bogota Bank Loan 2028 IBR + 2.950% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2028
Interest rate basis			IBR
Interest rate			2.95%
Currency			COP
Face value			S/ 1,711	0	0
Carrying amount			S/ 1,479	0	0
2028 [Member] | Banco de Occidente Bank Loan 2028 IBR + 4.990% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2028
Interest rate basis			IBR
Interest rate			4.99%
Currency			COP
2028 [Member] | Boston Scientific Colombia Ltda. 2028 10.780% [Member] | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2028
Interest rate			10.78%
Currency			COP
Face value			S/ 1,268	1,574	2,139
Carrying amount			S/ 1,084	1,279	1,646
2028 [Member] | Banco Santander Mexico, HSBC and Citibank Bank loan 2028 SOFR 4.875 Percentage [Member] | Secured Overnight Financing Rate [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2028
Interest rate basis			SOFR
Interest rate			4.875%
Currency			US
Face value				608,680	642,769
Carrying amount				462,665	454,486
2028 [Member] | Banco Santander Mxico, HSBC and Citibank Bank loan 2028 TIIE 4.500 Percentage [Member] | Term deposit rate [Member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2028
Interest rate basis			TIIE
Interest rate			4.50%
Currency			MXN
Face value				1,816,554	1,839,540
Carrying amount				1,221,939	1,125,742
2028 [Member] | Banco Santander Mxico, HSBC and Citibank Bank loan 2028 SOFR 4.875 Percentage Two [Member] | Secured Overnight Financing Rate [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2028
Interest rate basis			SOFR
Interest rate			4.875%
Currency			US
Face value				143,341	640,706
Carrying amount				109,120	454,131
2029 [member] | Banco Davivienda Government Guaranteed Loan 2029 IBR + 5.550% [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			2029
Interest rate basis			IBR
Interest rate			5.55%
Currency			COP
Face value			S/ 9,647	11,842	17,167
Carrying amount			S/ 7,613	8,721	11,108
2029 [member] | Secured bonds issues Senior notes 2029 10.000 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2029
Interest rate			10.00%
Currency			US
Face value			S/ 465,157	1,757,784	1,503,087
Carrying amount			S/ 337,659	1,187,816	942,766
2032 [Member] | Secured bonds issues Senior notes 2032 8.750 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity			2032
Interest rate			8.75%
Currency			US
Face value			S/ 1,982,279
Carrying amount			S/ 1,225,105
2033 [Member] | Bancolombia Bank Loan 2033 IBR + 3.20% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2033
Interest rate basis			IBR
Interest rate			3.20%
Currency			COP
Face value				2,847
Carrying amount				2,727
2033 [Member] | Bancolombia Bank Loan 2033 IBR + 6.400% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2033
Interest rate basis			IBR
Interest rate			6.40%
Currency			COP
Face value			S/ 6,950	8,819	11,599
Carrying amount			S/ 4,387	4,753	5,936
2033 [Member] | Bancolombia Other Financing 2033 DTF + 3.950% [Member] | Term deposit rate [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2033
Interest rate basis			DTF
Interest rate			3.95%
Currency			COP
Face value			S/ 70,876	75,582	93,317
Carrying amount			S/ 36,359	36,437	42,390
2035 [Member] | Itau Corpbanca Colombia S A Bank Loan 2035 IBR + 3,490% [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2035
Interest rate basis			IBR
Interest rate			3.49%
Currency			COP
Face value			S/ 70,519	56,151	66,588
Carrying amount			S/ 41,912	44,747	S/ 51,449
2030 [Member] | Scotiabank Peru S.A.A and Banco Interamericano de Finanzas Bank Loan 2030 7.750 percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity			2030
Interest rate			7.75%
Currency			S
Face value			S/ 258,849
Carrying amount			S/ 199,109
2030 [Member] | Banco Santander Mxico, HSBC Mxico, Banco Citi Mxico, BBVA Mxico and International Finance Corporation Bank Loan 2030 TIIE 3.250 Percentage [Member] | Term deposit rate [Member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity			2030
Interest rate basis			TIIE
Interest rate			3.25%
Currency			MXN
Face value			S/ 1,933,710	0
Carrying amount			S/ 1,369,505	S/ 0